Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income(6)	Adj. EBITDAR(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	(in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,525,350	$7,408,143	$1,796,370	$2,680,888	$80.23	$81.53	$(260,494)	$(59,217)
2022	2,995,654	1,037,878	1,442,208	723,121	57.97	63.58	(240,081)	72,846
2021	3,091,653	3,333,231	1,495,718	1,509,789	103.79	98.25	(144,773)	(129,219)

Company Selected Measure Name	adjusted EBITDAR
Named Executive Officers, Footnote
(1) For the fiscal years ended December 31, 2023, 2022 and 2021, our principal executive officer (“PEO”) was Peter Ingram. In the fiscal years ended December 31, 2022 and 2021 our Non-PEO NEOs were Jonathan Snook, Shannon Okinaka, Aaron Alter, and Theodoros Panagiotoulias. In the fiscal year ended December 31, 2023, our Non-PEO NEOs were Avi Mannis, Shannon Okinaka, Jonathan Snook, and Aaron Alter.

Peer Group Issuers, Footnote
(5) The peer group used is the NYSE ARCA Airline Index, as used in the Company's performance graph in our Annual Report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 4,525,350	$ 2,995,654	$ 3,091,653
PEO Actually Paid Compensation Amount	$ 7,408,143	1,037,878	3,333,231
Adjustment To PEO Compensation, Footnote
(3)     Compensation actually paid does not mean that our PEO and Non-PEO named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2023		2022		2021
Adjustments*	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total**	$4,525,350	$1,796,370	$2,995,654	$1,442,208	$3,091,653	$1,495,718
(Deduct): Grant date fair value of equity awards in fiscal year as reported in SCT	(2,973,790)	(915,445)	(1,460,368)	(567,053)	(1,944,900)	(647,447)
Add: Fair value of equity awards granted in current fiscal year at end of year	4,949,768	1,513,395	645,875	256,910	1,739,201	578,971
Adjust for: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(36,882)	(11,611)	(1,060,082)	(352,749)	(30,471)	(9,451)
Add: Fair value at vesting of equity awards granted in fiscal year that vested during fiscal year	780,020	238,493	—	—	—	—
Adjust for: Change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	163,677	59,686	(83,201)	(56,195)	477,748	91,998
(Deduct): Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—
Add: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
Compensation Actually Paid	$7,408,143	$2,680,888	$1,037,878	$723,121	$3,333,231	$1,509,789

*    The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**    Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation" and, accordingly, the adjustments with respect to such items prescribed by the PVP Rules are not relevant to our analysis and no adjustments have been made.

Non-PEO NEO Average Total Compensation Amount	$ 1,796,370	1,442,208	1,495,718
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,680,888	723,121	1,509,789
Adjustment to Non-PEO NEO Compensation Footnote
(3)     Compensation actually paid does not mean that our PEO and Non-PEO named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2023		2022		2021
Adjustments*	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total**	$4,525,350	$1,796,370	$2,995,654	$1,442,208	$3,091,653	$1,495,718
(Deduct): Grant date fair value of equity awards in fiscal year as reported in SCT	(2,973,790)	(915,445)	(1,460,368)	(567,053)	(1,944,900)	(647,447)
Add: Fair value of equity awards granted in current fiscal year at end of year	4,949,768	1,513,395	645,875	256,910	1,739,201	578,971
Adjust for: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(36,882)	(11,611)	(1,060,082)	(352,749)	(30,471)	(9,451)
Add: Fair value at vesting of equity awards granted in fiscal year that vested during fiscal year	780,020	238,493	—	—	—	—
Adjust for: Change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	163,677	59,686	(83,201)	(56,195)	477,748	91,998
(Deduct): Fair value as of prior fiscal year-end of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—
Add: Value of dividends or other earnings paid on equity awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
Compensation Actually Paid	$7,408,143	$2,680,888	$1,037,878	$723,121	$3,333,231	$1,509,789

*    The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**    Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation" and, accordingly, the adjustments with respect to such items prescribed by the PVP Rules are not relevant to our analysis and no adjustments have been made.

Compensation Actually Paid vs. Total Shareholder Return
We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.

Compensation Actually Paid vs. Net Income
We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.

Compensation Actually Paid vs. Company Selected Measure
We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.

Total Shareholder Return Vs Peer Group
We believe the Company’s pay-for-performance philosophy is well reflected in the table above because the compensation actually paid tracks to the performance measures disclosed in such tables. The graphs below describe, in a manner compliant with the relevant rules, the relationship between compensation actually paid and the individual performance measures shown.

Tabular List, Table

Metric	Overview
Adjusted EBITDAR	Company-selected measure included in the above table. Actual adjusted EBITDAR is a key measure used in determining payouts under our short-term and long-term incentive compensation plans.
Annualized TSR	Key metric in determining payouts under our 2023-2025, 2022-2024, and 2021-2023 long-term performance-based award program.
Relative TSR	Key metric in determining payouts under our 2023-2025 long-term performance-based award program.
CASM Ex-Fuel and Non-Recurring Items	Key metric in determining payouts under our 2023 short-term incentive compensation plan.

Total Shareholder Return Amount	$ 80.23	57.97	103.79
Peer Group Total Shareholder Return Amount	81.53	63.58	98.25
Net Income (Loss)	$ (260,494,000)	$ (240,081,000)	$ (144,773,000)
Company Selected Measure Amount	(59,217,000)	72,846,000	(129,219,000)
PEO Name	Peter Ingram.	Peter Ingram.	Peter Ingram.
Additional 402(v) Disclosure
(2) Amounts reported in columns (b) and (d) are the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and the average total compensation for our Non-PEO NEOs, respectively.
(4) Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
(6) The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Non-GAAP Measure Description
(7) In the Company's assessment adjusted EBITDAR is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2023 to link compensation actually paid to performance. As discussed in the CD&A, adjusted EBITDAR is the Company’s earnings before interest, taxes, depreciation and amortization, and aircraft rent and can be calculated by adding the Company’s interest expense, depreciation and amortization expense, and aircraft rent to its adjusted income before income taxes, each as reported in the financial statements in the Company’s Annual Report, filed on February 15, 2024, and excluding costs associated with new collective bargaining agreements, special items and adjustments reported in earnings releases, and any payments to be made under the 2023 incentive payment plans.

Measure:: 2
Pay vs Performance Disclosure
Name	Annualized TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	CASM Ex-Fuel and Non-Recurring Items
PEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,973,790)	$ (1,460,368)	$ (1,944,900)
PEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,949,768	645,875	1,739,201
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,882)	(1,060,082)	(30,471)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	780,020	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,677	(83,201)	477,748
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(915,445)	(567,053)	(647,447)
Non-PEO NEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,513,395	256,910	578,971
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,611)	(352,749)	(9,451)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,493	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,686	(56,195)	91,998
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0